STOCKHOLDERS' EQUITY (Details) - $ / shares	1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Jun. 24, 2016	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock Unit
Granted	8,621
Vested and converted			(1,000)
Forfeited			(2,000)
Restricted Stock Units (RSUs) [Member]
Restricted Stock Unit
Beginning Balance						1,061,471	845,765	842,770
Granted		25,000		5,995		54,874	241,051	5,995
Vested and converted					(5,591)	(85,135)	(21,586)	(1,000)
Forfeited					(3,759)	0	(3,759)	(2,000)
Ending Balance			845,765			1,031,210	1,061,471	845,765
Weighted Average Grant-Date Fair Value Per Share
Beginning Balance						$ 5.68	$ 5.68	$ 5.60
Granted						2.16	3.19	4.21
Vested and converted						2.15	3.55	3.50
Forfeited						0	3.41	3.50
Ending Balance			$ 5.68			$ 5.25	$ 5.68	$ 5.68